COMMON STOCK PURCHASE WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF FAIR VALUE OF COMMON STOCK PURCHASE WARRANT

Following is a summary of the change in fair value for each common stock purchase warrant (in thousands):

Fair Value

Total Fair Value
Balance December 31, 2024	$20,013
Common stock purchase warrant issuance at fair value	1,047
Change in fair value	(104)
Balance June 30, 2025	$20,956

Total Fair Value
Balance December 31, 2025	$21,936
Common stock purchase warrant issuance at fair value	2,619
Change in fair value	(34)
Balance June 30, 2026	$24,521

Following is a summary of the change in fair value for each common stock purchase warrant (in thousands):

Fair Value

Total Fair Value
Balance December 31, 2023	$16,396
Common stock purchase warrant issuance at fair value	3,515
Change in fair value	102
Balance December 31, 2024	20,013
Common stock purchase warrant issuance at fair value	2,094
Change in fair value	(171)
Balance December 31, 2025	$21,936

SCHEDULE OF COMMON STOCK ISSUABLE WARRANTS

Shares of Common Stock Issuable (upon exercise of the warrants):

Total Shares of Common Stock
Balance December 31, 2024	3,980,704
Common stock purchase warrant issuance at fair value	181,861
Balance June 30, 2025	4,162,565

Total Shares of Common Stock
Balance December 31, 2025	$4,304,426
Common stock purchase warrant issuance at fair value	454,654
Balance June 30, 2026	$4,759,080

Shares of Common Stock Issuable (upon exercise of the warrants):

Total Shares of Common Stock
Balance December 31, 2023	3,368,834
Common stock purchase warrant issuance at fair value	611,870
Balance December 31, 2024	3,980,704
Common stock purchase warrant issuance at fair value	363,722
Common stock purchase warrant exercised	(40,000)
Balance December 31, 2025	4,304,426

Warrant [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS

The following table summarizes the assumptions used to fair value the common stock purchase warrants:

	Six Months Ended June 30,
Assumption	2026	2025
Term (years)	1.09 – 9.93	2.05 – 9.97
Volatility	35.0%	30.9% - 33.2%
Risk free interest rate	3.91% - 4.34%	3.62% - 4.15%

The following table summarizes the assumptions used to fair value the common stock purchase warrants:

Assumption	2025	2024
Term (years)	1.54 – 10.00	2.54 – 9.57
Volatility	35%	30.2% – 33.6%
Risk free interest rate	3.42% - 4.10%	4.17% - 4.46%
Dividend yield	-	-